Property and equipment - Narative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Depreciation and amortization expense	$ 815	$ 654	$ 1,599	$ 1,330	$ 2,595	$ 2,979